Income Taxes - Changes in Gross Unrecognized Tax Benefits (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Income Tax Disclosure [Abstract]
Balance at beginning of year	$ 0
Increases for the tax positions taken during current period	940
Balance at end of year	$ 940